Financial Instruments - Additional Information (Details) $ in Millions		3 Months Ended
	Nov. 10, 2025 EUR (€)	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 USD ($)	Dec. 31, 2026 EUR (€)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 EUR (€)	Nov. 10, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Contract liabilities		€ 154,900,000				€ 192,100,000
Gains (Losses) on Restructuring of previous debt		23,800,000
Borrowing costs recognised as expense	€ 25,100,000
Liability relating to IFRS 16
Disclosure of detailed information about borrowings [line items]
Lease liabilities		90,300,000				€ 89,300,000
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 553,200,000
Interest rate	2.50%						2.50%
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount		527,900,000			$ 620.0		$ 679.1
Repayments of non-current borrowings		€ 5,300,000	$ 6.2
Interest rate	2.50%						2.50%
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Interest rate		2.50%			2.50%
Revolving Credit Facility (new)
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		€ 175,000,000.0
Senior EUR Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 130,000,000.0			€ 880,000,000.0
Interest rate						2.75%